Liability Related to Warrants (Tables)	12 Months Ended
Mar. 31, 2021
Disclosure Of Liability Related To Warrants [Abstract]
Schedule of Number and Weighted Average Exercise Price

The activities on the Corporation’s warrants for the year ended March 31, 2021 were as follows:

2021
Weighted
average
	exercise	Number of
	price (in USD)	warrants

Warrants outstanding at April 1st, 2020	$—	—
Issued	2.25	17,407,401
Exercised	—	—
Cancelled	—	—
Expired	—	—
Warrants outstanding at March 31, 2021	$2.25	17,407,401

Warrants exercisable at March 31, 2021	$—	—

Summary of Changes in the Value of the Liability Related to Warrants

Changes in the value of the liability related to the warrants for the year ended March 31, 2021 were as follows:

	Warrants	Amount

Outstanding as at March 31, 2020	–	$—

Warrants issued during the year	17,407,401	23,542,874
Warrants exercised during the year	–	–
Warrants cancelled during the year	–	–
Warrants expired during the year	–	–
Discount on warrants issued during the year		(3,759,390)
Amortization of the discount on warrants issued		330,810
Effect of revaluation of the warrants		(10,081,477)
Effect of movements in exchange rates		(152,837)

Outstanding as at March 31, 2021	17,407,401	$9,879,980

Summary of Warrants Determining Fair Value in Black & Scholes Evaluation Model

The following assumptions were used in the Black & Scholes evaluation model for determining the fair value of the Warrants 2020 granted:

Warrants 2020	As at March 31, 2021	As at grant date

Exercise price (in US dollars)	$2.25	$2.25
Dividend	‒	‒
Risk-free interest	0.80%	0.34%
Expected life (years)	4.57	5.00
Expected volatility	76.10%	71.1%

The following assumptions were used in the Black & Scholes evaluation model for determining the fair value of the Warrants 2021 granted:

Warrants 2021	As at March 31, 2021	As at grant date

Exercise price (in US dollars)	$2.25	$2.25
Dividend	‒	‒
Risk-free interest	1.01%	0.66%
Expected life (years)	5.39	5.50
Expected volatility	72.03%	71.40%

Summary of Outstanding Warrants

The following table provides the relevant information on the outstanding warrants as at March 31, 2021:

			Exercise price
Reference	Date of issuance	Number of warrants	(in USD)	Expiry date

Warrants 2020	October 22, 2020	10,532,401	$2.25	October 22, 2025
Warrants 2021	February 19, 2021	6,875,000	$2.25	August 19, 2026
		17,407,401	$2.25